Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Accounts payable	$ 1,273	¥ 8,460	¥ 7,034
Salaries and welfare payable	18,663	124,031	110,194
Taxes payable	10,618	70,563	88,857
Deferred revenues	106,586	708,359	598,251
Accrued expenses and other current liabilities	15,063	100,110	114,577
Deferred revenues	646	4,293	4,942
Consolidated variable interest entities [Member]
Accounts payable	3	17	0
Salaries and welfare payable	1,259	8,367	7,737
Taxes payable	233	1,551	2,191
Deferred revenues	3,305	21,968	24,359
Accrued expenses and other current liabilities	261	1,733	707
Deferred revenues	$ 112	¥ 746	¥ 3